Shareholder Report, Average Annual Return (Details) IT32_MassMutual Clinton Municipal Fund_Class I_TSR Annual {Class I}	12 Months Ended	20 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I - without sales charge
Average Annual Return, Percent	0.86%	1.65%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	2.53%